Accrued Expenses (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Payables And Accruals [Abstract]
Accrued professional fees	$ 457	$ 401
Accrued compensation	474	200
Accrued royalties	164	152
Accrued advertising expenses	25	76
Accrued director compensation and liability insurance	102	70
Other	294	381
Accrued expenses	$ 1,516	$ 1,280